Annual Total Returns [BarChart] - Disciplined Value Series - CLASS I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	9.44%
Annual Return 2012	9.73%
Annual Return 2013	26.22%
Annual Return 2014	9.85%
Annual Return 2015	(0.59%)
Annual Return 2016	15.49%
Annual Return 2017	23.10%
Annual Return 2018	(4.07%)
Annual Return 2019	24.32%
Annual Return 2020	2.49%